                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/2009

Check here if Amendment [ ]; Amendment Number: __________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Johnson Illington Advisors LLC
Address: 677 Broadway
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                         Albany NY                02/05/2010
----------------------------   --------------------------   --------------------
[Signature]                           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-11456               _______________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         62

Form 13F Information Table Value Total:     133157
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28 -
02    28 -
03    28 -


                                     Page 2

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
QUANTITY CUSIP                   ISSUER           SYMBOL  PRICE    MARKET VALUE  CLASS DISCRETION VOTING AUTHORITY
-------- -----                   ------           ------ ------- --------------- ----- ---------- ----------------
  30661  002824100 ABBOTT LABORATORIES              abt  $ 53.99 $  1,655,359.78  Sole  Partial
  54786  025816109 AMERICAN EXPRESS CO              axp  $ 40.52 $  2,219,916.05  Sole  Partial
  23932  037411105 APACHE CORP                      apa  $103.17 $  2,469,075.28  Sole  Partial
  36485  067383109 BARD C R INC                     bcr  $ 77.90 $  2,842,198.61  Sole  Partial
 172108  17275R102 CISCO SYS INC                   csco  $ 23.94 $  4,120,265.52  Sole  Partial
  81470  189754104 COACH INC                        coh  $ 36.53 $  2,976,116.74  Sole  Partial
  49903  194162103 COLGATE-PALMOLIVE CO              cl  $ 82.15 $  4,099,565.49  Sole  Partial
  39849  20825C104 CONOCOPHILLIPS                   cop  $ 51.07 $  2,035,088.54  Sole  Partial
  55439  237194105 DARDEN RESTAURANTS               dri  $ 35.07 $  1,944,251.79  Sole  Partial
  43887  25459L106 DIRECTV COM CL A                 dtv  $ 33.35 $  1,463,631.45  Sole  Partial
  33965  29358q109 ENSCO INTERNATIONAL PLCSPON AD   esv  $ 39.94 $  1,356,562.10  Sole  Partial
  46381  30231G102 EXXON MOBIL CORP COM             xom  $ 68.19 $  3,162,738.15  Sole  Partial
  34395  354613101 FRANKLIN RES INC                 ben  $105.35 $  3,623,563.60  Sole  Partial
  17990  35671d857 FREEPORT MCMORAN COPPER& GOLD    fcx  $ 80.29 $  1,444,417.10  Sole  Partial
  22958  369550108 GENERAL DYNAMICS CRP              gd  $ 68.17 $  1,565,073.80  Sole  Partial
  63563  369604103 GENERAL ELECTRIC CO               ge  $ 15.13 $    961,710.86  Sole  Partial
  35570  413875105 HARRIS CORP DEL                  hrs  $ 47.55 $  1,691,353.50  Sole  Partial
  39976  459200101 HASBRO INC                       has  $ 32.06 $  1,281,643.33  Sole  Partial
  50540  428236103 HEWLETT PACKARD CO COM           hpq  $ 51.51 $  2,603,327.51  Sole  Partial
  35658  464287440 INTL BUSINESS MACH               ibm  $130.90 $  4,667,597.04  Sole  Partial
  63571  464287226 ISHARES BARCLAYS AGGREGATE BON   agg  $103.19 $  6,559,908.41  Sole  Partial
   8428  464287457 ISHARES TR BARCLAYS 1 3 YR TRE   shy  $ 82.96 $    699,186.88  Sole  Partial
   3528  464287705 ISHARES TR BARCLAYS 3-7 YR TRE   iei  $110.16 $    388,644.48  Sole  Partial
   1392  464287440 ISHARES TR BARCLAYS 7 10 YR TR   ief  $ 88.60 $    123,331.20  Sole  Partial
   2945  464288612 ISHARES TR BARCLAYS INTERMED G   gvi  $105.26 $    309,990.70  Sole  Partial
   7090  464287713 ISHARES TR DOW JONES US TELECO   iyz  $ 20.02 $    141,941.80  Sole  Partial
  30285  464287721 ISHARES TR DOW JONES USTECHNOL   iyw  $ 57.54 $  1,742,598.90  Sole  Partial
  49128  464287242 ISHARES TR IBOXX USD INVT GRAD   lqd  $104.15 $  5,116,681.20  Sole  Partial
 206006  464287465 ISHARES TR MSCIEAFE INDEX FD     efa  $ 55.28 $ 11,388,027.44  Sole  Partial
   6188  464287655 ISHARES TR S&P 500/ GROWTHINDE   ivw  $ 57.99 $    358,842.12  Sole  Partial
   3646  464287309 ISHARES TR S&P 500/ VALUEINDEX   ive  $ 53.01 $    193,274.46  Sole  Partial
    827  464287804 ISHARES TR S&P MICAP400/ GROWT   ijk  $ 77.71 $     64,266.17  Sole  Partial
    537  464287606 ISHARES TR S&P MIDCAP400/ VALU   ijj  $ 65.94 $     35,409.78  Sole  Partial
    500  464287408 ISHARES TR S&P SMALLCAP600/ GR   ijt  $ 57.14 $     28,570.00  Sole  Partial
    262  464287887 ISHARES TR S&P SMALLCAP600/ VA   ijs  $ 58.38 $     15,295.56  Sole  Partial
 121765  464287879 ISHARES TRUST S&P SMALLCAP600    ijr  $ 54.72 $  6,662,960.20  Sole  Partial
  26546  478160104 JOHNSON & JOHNSON                jnj  $ 64.41 $  1,709,819.17  Sole  Partial
  61390  46625H100 JPMORGAN CHASE & CO              jpm  $ 41.67 $  2,558,129.33  Sole  Partial
 167846  68389X105 ORACLE CORPORATION              orcl  $ 24.53 $  4,117,261.93  Sole  Partial
  33267  713448108 PEPSICO INC                      pep  $ 60.80 $  2,022,610.66  Sole  Partial
  41105  81369y308 SECTOR SPDR TR SHS BENINT CONS   xlp  $ 26.47 $  1,088,049.35  Sole  Partial
  19715  81369y506 SECTOR SPDR TR SHS BENINT ENER   xle  $ 57.01 $  1,123,952.15  Sole  Partial
  47685  81369y605 SECTOR SPDR TR SHS BENINT FINA   xlf  $ 14.40 $    686,664.00  Sole  Partial
  16755  81369y704 SECTOR SPDR TR SHS BENINT INDU   xli  $ 27.79 $    465,621.45  Sole  Partial
  53781  81369Y886 SECTOR SPDR TR SHS BENINT UTIL   xlu  $ 31.02 $  1,668,275.91  Sole  Partial
  27790  81369y407 SELECT SECTOR SPDR TRCONSUMER    xly  $ 29.77 $    827,308.30  Sole  Partial
  36800  81369y209 SELECT SECTOR SPDR TRHEALTH CA   xlv  $ 31.07 $  1,143,376.00  Sole  Partial
  96347  81369Y100 SELECT SECTOR SPDR TRSHS BEN I   xlb  $ 32.99 $  3,178,490.39  Sole  Partial
  61476  78462F103 SPDR S&P 500 ETF TRUSTUNIT SER   spy  $111.44 $  6,850,890.80  Sole  Partial
 101907  78467y107 SPDR S&P MIDCAP 400 ETFTR UNIT   mdy  $131.74 $ 13,425,194.96  Sole  Partial
  36640  790849103 ST JUDE MEDICAL INC              stj  $ 36.78 $  1,347,619.20  Sole  Partial
  55830  913017109 UNITED TECHNOLOGIES CORP         utx  $ 69.41 $  3,875,132.04  Sole  Partial
  20112  921937835 VANGUARD BD INDEX FD INC TOTAL   bnd  $ 78.59 $  1,580,602.08  Sole  Partial
   1089  922042775 Vanguard FTSE All-World ex-US    veu  $ 43.61 $     47,491.29  Sole  Partial
   4489  921910816 Vanguard Mega Cap 300 Gr Index   mgk  $ 41.87 $    187,954.43  Sole  Partial
   2857  921910840 Vanguard Mega Cap 300 Value In   mgv  $ 35.10 $    100,280.70  Sole  Partial
    692  922908538 Vanguard Mid-Cap Growth ETF      vot  $ 48.49 $     33,555.08  Sole  Partial
    401  922908512 Vanguard Mid-Cap Value ETF       voe  $ 44.37 $     17,792.37  Sole  Partial
    251  922908595 Vanguard Small Cap Growth ETF    vbk  $ 59.87 $     15,027.37  Sole  Partial
    144  922908611 Vanguard Small Cap Value ETF     vbr  $ 54.48 $      7,845.12  Sole  Partial
  41346  92343V104 VERIZON COMMUNICATIONS COM        vz  $ 33.13 $  1,369,784.12  Sole  Partial
  31735  931142103 WAL-MART STORES INC              wmt  $ 53.45 $  1,696,262.00  Sole  Partial
                                                                 $133,157,375.71